Property, Plant and Equipment (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Land	¥ 286,336	¥ 282,484
Buildings	1,609,667	1,570,024
Machinery and equipment	1,822,026	1,736,107
Construction in progress	70,759	73,645
Property, Plant and Equipment, Gross, Total	3,788,788	3,662,260
Less accumulated depreciation	(2,519,259)	(2,383,530)
Property, plant and equipment, net (Notes 5 and 6)	¥ 1,269,529	¥ 1,278,730